Condensed Statements of Changes in Shareholders' Equity (Deficiency) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Follow-on Public Offering [Member]
Issuance expenses, amount				$ 1,505	$ 1,117	$ 1,099
Atm Offering Program [Member]
Issuance expenses, amount	$ 39		$ 237	236	$ 467	$ 468
Investing Agreement [Member]
Issuance expenses, amount			$ 830	$ 830
Best Offering [Member]
Issuance expenses, amount		$ 686
Registered Direct Offering [Member]
Issuance expenses, amount		1,125
Warrant Exercise [Member]
Issuance expenses, amount		$ 1,019